Expense Example {- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2015 Fund - Fidelity Freedom 2015 Fund - Retail Class	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 56
3 years	172
5 years	294
10 years	$ 631